Eaton Vance
Stock Fund
March 31, 2026 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Stock Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2026, the value of the Fund’s investment in the Portfolio was $92,120,241 and the Fund owned 12.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.1%
HEICO Corp.	23,839	$ 6,536,654
L3Harris Technologies, Inc.	25,165	8,685,699
		$ 15,222,353
Banks — 3.1%
JPMorgan Chase & Co.	75,829	$ 22,305,859
		$ 22,305,859
Beverages — 2.7%
Coca-Cola Co.	257,531	$ 19,585,232
		$ 19,585,232
Biotechnology — 2.8%
AbbVie, Inc.	73,752	$ 16,040,323
Argenx SE ADR(1)	5,257	3,838,924
		$ 19,879,247
Broadline Retail — 4.6%
Amazon.com, Inc.(1)	158,955	$ 33,105,558
		$ 33,105,558
Building Products — 1.1%
Carrier Global Corp.	142,276	$ 8,011,561
		$ 8,011,561
Capital Markets — 3.2%
Evercore, Inc., Class A	13,800	$ 4,119,438
Intercontinental Exchange, Inc.	31,542	4,960,926
LPL Financial Holdings, Inc.	12,765	3,840,095
Tradeweb Markets, Inc., Class A	85,057	10,007,806
		$ 22,928,265
Chemicals — 1.7%
Linde PLC	24,546	$ 12,168,925
		$ 12,168,925
Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	54,439	$ 8,843,071
		$ 8,843,071
Security	Shares	Value
Communications Equipment — 1.2%
Motorola Solutions, Inc.	19,277	$ 8,365,640
		$ 8,365,640
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	108,942	$ 13,539,312
		$ 13,539,312
Electric Utilities — 0.7%
IDACORP, Inc.	35,169	$ 5,028,112
		$ 5,028,112
Electrical Equipment — 4.5%
AMETEK, Inc.	42,990	$ 9,215,336
Eaton Corp. PLC	35,787	12,799,936
Siemens Energy AG	61,375	10,584,086
		$ 32,599,358
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	77,037	$ 9,733,625
		$ 9,733,625
Entertainment — 4.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	91,454	$ 7,775,419
Live Nation Entertainment, Inc.(1)	57,121	8,711,524
Netflix, Inc.(1)	130,104	12,509,499
		$ 28,996,442
Financial Services — 3.6%
Rocket Cos., Inc., Class A(1)	509,415	$ 7,259,164
Visa, Inc., Class A	62,138	18,780,589
		$ 26,039,753
Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(1)	96,223	$ 7,705,538
		$ 7,705,538
Health Care Providers & Services — 2.1%
McKesson Corp.	9,279	$ 8,029,676
Quest Diagnostics, Inc.	36,343	7,122,501
		$ 15,152,177
Hotels, Restaurants & Leisure — 2.5%
Domino's Pizza, Inc.	25,403	$ 9,114,342
Marriott International, Inc., Class A	27,092	8,860,981
		$ 17,975,323

Stock Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 0.9%
Arthur J. Gallagher & Co.	28,680	$ 6,211,514
		$ 6,211,514
Interactive Media & Services — 9.1%
Alphabet, Inc., Class C	153,356	$ 43,991,702
Meta Platforms, Inc., Class A	37,860	21,660,842
		$ 65,652,544
Machinery — 1.2%
Parker-Hannifin Corp.	9,855	$ 8,822,590
		$ 8,822,590
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	153,883	$ 20,312,556
EQT Corp.	155,422	9,891,056
		$ 30,203,612
Pharmaceuticals — 4.3%
Eli Lilly & Co.	19,079	$ 17,548,292
Johnson & Johnson	55,861	13,654,663
		$ 31,202,955
Real Estate Management & Development — 0.8%
FirstService Corp.	41,755	$ 5,801,440
		$ 5,801,440
Semiconductors & Semiconductor Equipment — 15.6%
Analog Devices, Inc.	33,909	$ 10,787,809
Broadcom, Inc.	86,442	26,754,664
Lam Research Corp.	58,858	12,575,600
NVIDIA Corp.	357,203	62,296,203
		$112,414,276
Software — 7.6%
Microsoft Corp.	109,265	$ 40,446,625
Palo Alto Networks, Inc.(1)	53,051	8,505,137
Synopsys, Inc.(1)	13,909	5,514,640
		$ 54,466,402
Security	Shares	Value
Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	26,860	$ 8,739,707
TJX Cos., Inc.	69,257	11,060,343
		$ 19,800,050
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	171,848	$ 43,613,304
		$ 43,613,304
Trading Companies & Distributors — 0.6%
Fastenal Co.	84,252	$ 3,909,293
		$ 3,909,293
Total Common Stocks (identified cost $399,296,804)		$709,283,331

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	14,691,624	$ 14,691,624
Total Short-Term Investments (identified cost $14,691,624)		$ 14,691,624
Total Investments — 100.7% (identified cost $413,988,428)		$723,974,955
Other Assets, Less Liabilities — (0.7)%		$ (5,227,651)
Net Assets — 100.0%		$718,747,304
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Abbreviations:
ADR	– American Depositary Receipt

Stock Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $14,691,624, which represents 2.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,042,492	$38,223,313	$(26,574,181)	$ —	$ —	$14,691,624	$17,592	14,691,624
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 94,648,986	$ —	$ —	$ 94,648,986
Consumer Discretionary	70,880,931	—	—	70,880,931
Consumer Staples	33,124,544	—	—	33,124,544
Energy	30,203,612	—	—	30,203,612
Financials	77,485,391	—	—	77,485,391
Health Care	73,939,917	—	—	73,939,917
Industrials	66,824,140	10,584,086	—	77,408,226
Information Technology	228,593,247	—	—	228,593,247
Materials	12,168,925	—	—	12,168,925
Real Estate	5,801,440	—	—	5,801,440
Utilities	5,028,112	—	—	5,028,112
Total Common Stocks	$698,699,245	$10,584,086*	$ —	$709,283,331
Short-Term Investments	$ 14,691,624	$ —	$ —	$ 14,691,624
Total Investments	$713,390,869	$10,584,086	$ —	$723,974,955
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Stock Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.